Public Offering - Additional Information (Details) - USD ($)		9 Months Ended		12 Months Ended
	Feb. 05, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2018
Class Of Stock [Line Items]
Unit price (in dollars per Unit)		$ 64.96		$ 64.96
Class A Common Stock
Class Of Stock [Line Items]
Common stock, par value		$ 0.00001		$ 0.00001	$ 0.00001	$ 0.00001
Gores Metropoulos, Inc.
Class Of Stock [Line Items]
Proceeds from sale of Units in initial public offering	$ 400,000,000	$ 400,000,000	$ 400,000,000	$ 400,000,000
Percentage of deferred underwriting discount		3.50%		3.50%
Gores Metropoulos, Inc. | IPO
Class Of Stock [Line Items]
Units sold	40,000,000
Sale of common stock (in shares)	40,000,000
Unit price (in dollars per Unit)	$ 10.00
Proceeds from sale of Units in initial public offering	$ 400,000,000
Upfront underwriting discount (as a percent)	2.00%
Upfront underwriting discount	$ (8,000,000)
Percentage of deferred underwriting discount	3.50%			3.50%
Deferred underwriting discount	$ (14,000,000)
Gores Metropoulos, Inc. | Over-Allotment Option
Class Of Stock [Line Items]
Units sold	2,500,000
Gores Metropoulos, Inc. | Warrant
Class Of Stock [Line Items]
Warrant exercisable term if business combination is completed		30 days		30 days
Warrant exercisable term from closing of public offer		12 months		12 months
Warrant expiration term		5 years		5 years
Number of months to complete business combination		24 months		24 months
Gores Metropoulos, Inc. | Class A Common Stock
Class Of Stock [Line Items]
Sale of common stock (in shares)			40,000,000	40,000,000
Unit price (in dollars per Unit)			$ 10.00	$ 10.00
Common stock, par value		$ 0.0001		$ 0.0001		$ 0.0001
Gores Metropoulos, Inc. | Class A Common Stock | IPO
Class Of Stock [Line Items]
Sale of common stock (in shares)	40,000,000			40,000,000
Gores Metropoulos, Inc. | Class A Stock
Class Of Stock [Line Items]
Sale of common stock (in shares)	40,000,000
Number of shares that contribute each unit	1	1
Common stock, par value		$ 0.0001		$ 0.0001
Number of shares warrant may be converted		1
Gores Metropoulos, Inc. | Class A Stock | Warrant
Class Of Stock [Line Items]
Number of shares warrant may be converted				1
Warrants exercise price (in dollars per share)		$ 11.50		$ 11.50